Accounts Payable and Accrued Expenses and Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

Accounts payable and Accrued expenses and other liabilities at June 30, 2016 and December 31, 2015 are summarized as follows:

(in millions)	June 30, 2016	December 31, 2015
Accounts payable:
Trade accounts payable and interest payable	$123.1	$121.7
Income taxes payable	1.3	7.3

Total accounts payable	$124.4	$129.0

Accrued expenses and other liabilities:
Employee related expenses	$31.9	$24.5
Restructuring expenses	4.5	16.8
Profit sharing and incentives	10.9	3.9
Accrued rebates	41.6	51.6
Deferred revenue - current	3.6	3.8
Dividend payable to MTW	—	10.2
Customer advances	5.8	2.9
Product liability	3.1	2.6
Miscellaneous accrued expenses	44.9	41.3

Total accrued expenses and other liabilities	$146.3	$157.6

Accounts payable and Accrued expenses and other liabilities at December 31, 2015 and December 31, 2014 are summarized as follows:

(in millions)	2015	2014
Accounts payable:
Trade accounts payable and interest payable	$121.7	$161.5
Income taxes payable	7.3	5.2

Total accounts payable	$129.0	$166.7

Accrued expenses and other liabilities:
Employee related expenses	24.5	31.1
Restructuring expenses	16.8	15.6
Profit sharing and incentives	3.9	4.1
Accrued rebates	51.6	52.3
Deferred revenue - current	3.8	3.8
Dividend payable to MTW	10.2	6.2
Customer advances	2.9	3.9
Product liability	2.6	2.2
Miscellaneous accrued expenses	41.3	46.2

Total accrued expenses and other liabilities	$157.6	$165.4